Expense Example {- Tax-Exempt Portfolio} - 03.31 FIMM Funds Class 3 Combo PRO-10 - Tax-Exempt Portfolio - Class III	May 29, 2021 USD ($)
Expense Example:
1 year	$ 44
3 years	144
5 years	254
10 years	$ 575